Average Annual Total Returns		12 Months Ended	60 Months Ended	68 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI AWCI ex-USA Index (reflects no deduction for fees, expense, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.09%	4.61%	5.82%
MSCI EM Latin America Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		(30.43%)	(8.68%)	(6.47%)
OTG Latin America ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(17.61%)	(2.64%)	(2.04%)
Performance Inception Date				May 08, 2019
OTG Latin America ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(17.78%)	(3.88%)	(3.23%)
OTG Latin America ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	(10.18%)	(2.46%)	(1.99%)

[1]	The MSCI ACWI ex-USA Index is the Fund’s new broad-based securities market index. The Fund will continue to show performance for the Fund’s previous broad-based securities market index, the MSCI EM Latin America Index, which is an additional benchmark index.
[2]	This table shows returns for the Predecessor Mutual Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.